UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21487

Helios Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding,
Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 497-3746
Date of fiscal year end: March 31, 2014
Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.9%
Commercial Mortgage Pass Through Certificates
Class A4, Series 2007-C9 [1]	5.99%	12/10/49	$ 500	$ 566,909
Wachovia Bank Commercial Mortgage Trust
Class A5, Series 2007-C30	5.34	12/15/43	890	987,793
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,462,083)				1,554,702
INVESTMENT GRADE CORPORATE BONDS – 35.0%
Automotive – 1.3%
Ford Motor Co. [2]	6.50	08/01/18	450	509,770
Banking – 1.4%
The Goldman Sachs Group, Inc.	3.63	01/22/23	575	550,145
Basic Industry – 5.4%
Alcoa, Inc. [2]	5.55	02/01/17	1,000	1,062,719
The Dow Chemical Co. [2]	5.70	05/15/18	1,000	1,140,198
Total Basic Industry				2,202,917
Capital Goods – 4.2%
AGCO Corp [2]	5.88	12/01/21	525	558,407
Bank of America Corp.	3.30	01/11/23	575	543,460
Tyco Electronics Group S.A. [2,3]	6.55	10/01/17	500	578,800
Total Capital Goods				1,680,667
Consumer Cyclical – 4.6%
International Game Technology	7.50	06/15/19	250	289,430
Macy's Retail Holdings, Inc.	2.88	02/15/23	575	530,359
Newell Rubbermaid, Inc.	4.00	06/15/22	525	527,378
Wyndham Worldwide Corp.	4.25	03/01/22	525	511,300
Total Consumer Cyclical				1,858,467
Consumer Non-Cyclical – 3.7%
Altria Group, Inc. [2]	9.70	11/10/18	169	224,670
Anheuser-Busch InBev Worldwide, Inc. [2]	7.75	01/15/19	1,000	1,264,833
Total Consumer Non-Cyclical				1,489,503
Finance & Investment – 3.9%
HCP, Inc.	3.15	08/01/22	550	505,665
KKR Group Finance Company LLC [4,5]	6.38	09/29/20	475	539,884
Morgan Stanley	4.88	11/01/22	550	543,346
Total Finance & Investment				1,588,895
Media – 1.5%
Time Warner Cable, Inc. [2]	8.25	04/01/19	500	601,997
Real Estate – 1.3%
Ventas Realty L.P./Ventas Capital Corp.	3.25	08/15/22	575	533,766
Services – 1.4%
Legrand France SA [2,3]	8.50	02/15/25	450	565,686

See Notes to Financial Statements.

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
INVESTMENT GRADE CORPORATE BONDS (continued)
Telecommunications – 6.3%
DIRECTV Holdings LLC/DIRECTV Financing Company, Inc.	3.80%	03/15/22	$ 550	$ 528,324
Qwest Corp. [2]	6.88	09/15/33	1,000	967,500
Symantec Corp.	3.95	06/15/22	550	539,891
WPP Finance 2010 [3]	3.63	09/07/22	550	518,940
Total Telecommunications				2,554,655
Total INVESTMENT GRADE CORPORATE BONDS (Cost $13,563,797)				14,136,468
HIGH YIELD CORPORATE BONDS – 89.1%
Automotive – 4.9%
American Axle & Manufacturing, Inc.	6.25	03/15/21	250	254,062
American Axle & Manufacturing, Inc.	7.75	11/15/19	175	192,500
Chrysler Group LLC/CG Co-Issuer, Inc. [2]	8.25	06/15/21	525	579,469
Jaguar Land Rover Automotive PLC [2,3,4,5]	8.13	05/15/21	400	440,000
Motors Liquidation Co. [6]	7.13	07/15/13	250	25
Motors Liquidation Co. [6,7]	8.38	07/15/33	1,250	125
Pittsburgh Glass Works LLC [2,4,5]	8.50	04/15/16	530	524,700
Total Automotive				1,990,881
Basic Industry – 17.6%
AK Steel Corp. [2]	7.63	05/15/20	325	276,250
Alpha Natural Resources, Inc. [2]	6.25	06/01/21	625	496,875
ArcelorMittal [2,3]	6.13	06/01/18	400	412,000
Arch Coal, Inc. [2]	7.25	06/15/21	950	769,500
Associated Materials LLC/AMH New Finance, Inc. [2]	9.13	11/01/17	525	551,250
Cascades, Inc. [2,3]	7.88	01/15/20	525	548,625
FMG Resources August 2006 Property Ltd. [2,3,4,5]	6.88	04/01/22	350	339,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC [2]	9.00	11/15/20	575	549,125
INEOS Group Holdings SA [2,3,4,5]	6.13	08/15/18	600	573,000
Masonite International Corp. [2,3,4,5]	8.25	04/15/21	530	571,075
Ply Gem Industries, Inc.	8.25	02/15/18	220	234,300
Tembec Industries, Inc. [3]	11.25	12/15/18	375	405,000
Trinseo Materials Operating SCA [3,4,5]	8.75	02/01/19	450	429,750
Verso Paper Holdings LLC/Verso Paper, Inc. [2]	11.75	01/15/19	525	540,750
Xerium Technologies, Inc. [2]	8.88	06/15/18	425	427,125
Total Basic Industry				7,124,125
Capital Goods – 7.0%
Berry Plastics Corp. [2]	9.50	05/15/18	525	570,938
Coleman Cable, Inc.	9.00	02/15/18	100	106,000
Crown Cork & Seal Company, Inc. [2]	7.38	12/15/26	500	550,000
Mueller Water Products, Inc. [2]	7.38	06/01/17	350	358,750
Owens-Illinois, Inc. [2]	7.80	05/15/18	400	458,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC [2]	9.00	04/15/19	525	542,063

See Notes to Financial Statements.

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Tekni-Plex, Inc. [4,5]	9.75%	06/01/19	$ 219	$ 232,687
Total Capital Goods				2,818,438
Consumer Cyclical – 3.6%
Levi Strauss & Co. [2]	7.63	05/15/20	475	513,000
Limited Brands, Inc. [2]	7.60	07/15/37	350	359,625
New Albertsons, Inc.	7.75	06/15/26	500	394,375
YCC Holdings LLC/Yankee Finance, Inc. [8]	10.25	02/15/16	200	205,500
Total Consumer Cyclical				1,472,500
Consumer Non-Cyclical – 1.0%
C&S Group Enterprises LLC [2,4,5]	8.38	05/01/17	400	424,000
Energy – 12.2%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.63	10/15/20	525	556,500
Calfrac Holdings LP [2,4,5]	7.50	12/01/20	525	519,750
Crosstex Energy LP/Crosstex Energy Finance Corp. [2]	8.88	02/15/18	475	503,500
EV Energy Partners LP/EV Energy Finance Corp. [2]	8.00	04/15/19	525	530,250
FTS International Services LLC [4,5]	8.13	11/15/18	143	148,362
GMX Resources, Inc. [2,7]	11.00	12/01/17	194	167,154
Hercules Offshore, Inc. [2,4,5]	10.50	10/15/17	300	320,250
Hilcorp Energy I L.P./Hilcorp Finance Co. [2,4,5]	8.00	02/15/20	475	510,625
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	140	147,000
Niska Gas Storage US LLC [2]	8.88	03/15/18	250	259,375
Petroleum Geo-Services ASA [3,4,5]	7.38	12/15/18	225	244,688
Trinidad Drilling Ltd. [2,3,4,5]	7.88	01/15/19	310	325,500
Venoco, Inc. [2]	8.88	02/15/19	500	487,500
W&T Offshore, Inc.	8.50	06/15/19	185	191,012
Total Energy				4,911,466
Healthcare – 4.9%
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	300	313,500
HCA, Inc. [2]	8.00	10/01/18	525	603,094
inVentiv Health, Inc. [4,5]	10.75	08/15/18	205	170,150
Jaguar Holding Company II/Jaguar Merger Sub, Inc. [2,4,5]	9.50	12/01/19	300	331,500
Kindred Healthcare, Inc. [2]	8.25	06/01/19	550	563,750
Total Healthcare				1,981,994
Media – 9.1%
ARC Document Solutions, Inc. [2]	10.50	12/15/16	500	498,750
Cablevision Systems Corp. [2]	8.63	09/15/17	475	539,125
CCO Holdings LLC/CCO Holdings Captial Corp. [2]	8.13	04/30/20	550	600,875
Cenveo Corp.	8.88	02/01/18	550	530,750
Clear Channel Communications, Inc. [2]	9.00	03/01/21	500	475,000
Cumulus Media Holdings, Inc. [2]	7.75	05/01/19	475	464,312
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	525	564,375
Total Media				3,673,187

See Notes to Financial Statements.

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Real Estate – 1.4%
Realogy Corp. [2,4,5]	7.88%	02/15/19	$ 525	$ 553,875
Services – 13.4%
AMC Entertainment, Inc. [2]	8.75	06/01/19	600	642,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. [2]	8.25	01/15/19	525	570,938
Boyd Gaming Corp. [2]	9.00	07/01/20	575	582,906
Casella Waste Systems, Inc. [2]	7.75	02/15/19	725	688,750
Chester Downs & Marina LLC [4,5]	9.25	02/01/20	575	554,875
Iron Mountain, Inc.	8.38	08/15/21	225	239,344
MGM Resorts International [2]	7.63	01/15/17	400	437,000
MTR Gaming Group, Inc. [2]	11.50	08/01/19	528	551,555
Palace Entertainment Holdings LLC [2,4,5]	8.88	04/15/17	525	540,750
United Rentals North America, Inc.	8.25	02/01/21	275	301,125
United Rentals North America, Inc. [2]	10.25	11/15/19	250	280,000
Total Services				5,389,243
Technology & Electronics – 3.8%
First Data Corp. [2,4,5]	11.25	01/15/21	700	698,250
Freescale Semiconductor, Inc. [2]	8.05	02/01/20	525	531,563
ION Geophysical Corp. [4,5]	8.13	05/15/18	300	289,500
Total Technology & Electronics				1,519,313
Telecommunications – 8.9%
Cincinnati Bell, Inc. [2]	8.75	03/15/18	575	575,719
Fairpoint Communications, Inc. [4,5]	8.75	08/15/19	100	99,000
Frontier Communications Corp. [2]	7.13	03/15/19	725	763,062
Intelsat Luxembourg SA [3,4,5]	7.75	06/01/21	550	555,500
Level 3 Communications, Inc. [2]	8.88	06/01/19	525	546,000
MetroPCS Wireless, Inc. [4,5]	6.63	04/01/23	290	295,075
PAETEC Holding Corp.	9.88	12/01/18	250	276,250
Windstream Corp. [2]	7.00	03/15/19	500	501,250
Total Telecommunications				3,611,856
Utility – 1.3%
NRG Energy, Inc. [2]	8.50	06/15/19	475	507,656
Total HIGH YIELD CORPORATE BONDS (Cost $34,999,832)				35,978,534
TERM LOANS – 2.6%
Albertson, Inc. [1,5]	5.00	03/21/19	200	198,500
Fairpoint Communications, Inc. [1,5]	7.50	02/14/19	300	293,250
inVentiv Health, Inc. [1,5]	7.50	08/04/16	400	392,000
Texas Competitive Electric Holdings Company LLC [1,5]	4.69	10/10/17	2	1,676
Texas Competitive Electric Holdings Company LLC [1,5]	4.70	10/10/17	158	109,920
Texas Competitive Electric Holdings Company LLC [1,5]	4.78	10/10/17	78	54,578
Total TERM LOANS (Cost $1,091,792)				1,049,924

See Notes to Financial Statements.

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS – 7.9%
Consumer Staples – 1.7%
B&G Foods, Inc.	20,000	$ 681,000
Energy – 1.5%
BreitBurn Energy Partners L.P. [2]	13,075	238,619
Crosstex Energy L.P.	7,800	160,836
Niska Gas Storage Partners LLC	12,500	186,750
Total Energy		586,205
Materials – 0.3%
Huntsman Corp.	8,550	141,588
Services – 0.6%
Cedar Fair LP	3,800	157,320
Iron Mountain, Inc.	3,800	101,118
Total Services		258,438
Telecommunications – 3.8%
AT&T, Inc.	8,500	300,900
CenturyLink, Inc.	9,500	335,825
Frontier Communications Corp.	73,500	297,675
Verizon Communications, Inc.	7,500	377,550
Windstream Corp.	26,350	203,158
Total Telecommunications		1,515,108
Total COMMON STOCKS (Cost $2,904,247)		3,182,339
WARRANTS – 0.6%
Automotive – 0.6%
General Motors Financial Company, Inc. [9] Expiration: July 2016 Exercise Price: $10.00	5,546	133,104
General Motors Financial Company, Inc. [9] Expiration: July 2019 Exercise Price: $18.33	5,546	90,677
Total Automotive		223,781
Total WARRANTS (Cost $336,206)		223,781
Total Investments – 139.1% (Cost $54,357,957)		56,125,748
Liabilities in Excess of Other Assets – (39.1)%		(15,768,352)
TOTAL NET ASSETS – 100.0%		$ 40,357,396

See Notes to Financial Statements.

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2013

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	— Variable rate security – Interest rate shown is the rate in effect as of June 30, 2013.
2	— Portion or entire principal amount pledged as collateral for margin loans.
3	— Foreign security or a U.S. security of a foreign company.
4	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2013, the total value of all such investments was $10,232,246 or 25.4% of net assets.
5	— Private Placement.
6	— Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of June 30, 2013, the total value of all such securities was $150 or less than 0.0% of net assets.
7	— Issuer is currently in default on its regularly scheduled interest payment.
8	— Payment in kind security.
9	— Non-income producing security.

See Notes to Financial Statements.

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
The Boards of Directors have adopted procedures for the valuation of the Funds’ securities and has designated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Funds’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. When price quotations for certain securities are not readily available or cannot be determined, a significant event has occurred that would materially affect the value of the security, or if the available quotations are not believed to be reflective of the market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Boards of Directors. The Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.
Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair value determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Helios Advantage Income Fund, Inc.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Investment Grade Corporate Bonds	$ —	$ 2,692,075	$ —	$ 2,692,075
High Yield Corporate Bonds	—	74,896,320	200	74,896,520
Term Loan	—	1,911,581	—	1,911,581
Common Stocks	1,564,599	—	—	1,564,599
Warrants	298,308	—	—	298,308
Total	$ 1,862,907	$ 79,499,976	$ 200	$ 81,363,083
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$200	Discounted cash flows	Estimated residual value	0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases at cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2013	$200	$200
Change in unrealized gains or lossees relating to assets still held at reporting date	$ —	$ —

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Helios High Income Fund, Inc.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Investment Grade Corporate Bonds	$ —	$ 2,165,425	$ —	$ 2,165,425
High Yield Corporate Bonds	—	52,930,215	150	52,930,365
Term Loan	—	1,417,729	—	1,417,729
Common Stocks	1,118,275	—	—	1,118,275
Warrants	223,781	—	—	223,781
Total	$ 1,342,056	$ 56,513,369	$ 150	$ 57,855,575
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$150	Discounted cash flows	Estimated residual value	0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2013	$150	$150
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases at cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2013	$150	$150
Change in unrealized gains or losses relating to assets still held at reporting date	$ —	$ —

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Helios Multi-Sector High Income Fund, Inc.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Investment Grade Corporate Bonds	$ —	$ 2,342,289	$ —	$ 2,342,289
High Yield Corporate Bonds	—	60,481,375	175	60,481,550
Term Loan	—	1,582,221	—	1,582,221
Common Stocks	1,264,924	—	—	1,264,924
Warrants	261,024	—	—	261,024
Total	$ 1,525,948	$ 64,405,885	$ 175	$ 65,932,008
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$175	Discounted cash flows	Estimated residual value	0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases at cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2013	$200	$200
Change in unrealized gains or losses relating to assets still held at reporting date	$ —	$ —

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Helios Strategic Income Fund, Inc.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$ —	$ 1,554,702	$ —	$ 1,554,702
Investment Grade Corporate Bonds	—	14,136,468	—	14,136,534
High Yield Corporate Bonds	—	35,978,384	150	35,978,534
Term Loan	—	1,049,924	—	1,049,924
Common Stocks	3,182,339	—	—	3,182,339
Warrants	223,781	—	—	223,781
Total	$ 3,406,120	$ 52,719,478	$ 150	$ 56,125,748
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$175	Discounted cash flows	Estimated residual value	0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Purchases at cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2013	$200	$200
Change in unrealized gains or losses relating to assets still held at reporting date	$ —	$ —
For the period ended June 30, 2013, there was no security transfer activity between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

HELIOS FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2013

Borrowings
Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended June 30, 2013, the average interest rate paid on the amounts outstanding under the line of credit was 1.06% for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc. and Helios Multi-Sector High Income Fund, Inc. and 1.09% for Helios Strategic Income Fund, Inc.
	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi-Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2013	23,700,000	17,425,000	19,800,000	16,950,000
Line of credit amount unused at June 30, 2013	3,300,000	1,575,000	2,200,000	1,050,000
Average balance outstanding during the period	23,700,000	17,425,000	19,800,000	16,532,418
Interest expense incurred on line of credit during the period	71,075	50,535	58,253	49,067
Federal Income Tax Basis: The federal income tax basis of the Funds' investments at June 30, 2013 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$79,206,808	$3,532,281	$(1,376,006)	$2,156,275
Helios High Income Fund, Inc.	56,392,577	2,549,974	(1,086,976)	1,462,998
Helios Multi-Sector High Income Fund, Inc.	64,237,223	2,877,107	(1,182,322)	1,694,785
Helios Strategic Income Fund, Inc.	54,357,957	3,245,999	(1,478,208)	1,767,791

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Helios Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Kim G. Redding

 Kim G. Redding
 President and Principal Executive Officer
Date: August 27, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ Kim G. Redding

 Kim G. Redding
 President and Principal Executive Officer
Date: August 27, 2013
By (Signature and Title)	/s/ Steven M. Pires

 Steven M. Pires
 Treasurer and Principal Financial Officer
Date: August 27, 2013